CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]	Foreign currency translation Adjustments [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2015	$ 60		$ 111,801	$ (16)	$ (88,375)	$ 23,470
Loss for the period					(18,885)	(18,885)
Other comprehensive income				7		7
Total comprehensive income (loss)				7	(18,885)	(18,878)
Exercise of options		[1]	7			7
Share-based compensation			3,171			3,171
Balance at Dec. 31, 2016	60		114,979	(9)	(107,260)	7,770
Loss for the period					(22,149)	(22,149)
Other comprehensive income				(29)		(29)
Total comprehensive income (loss)				(29)	(22,149)	(22,178)
Exercise of options		[1]	7			7
Issuance of ordinary shares of NIS 0.01 par value net of issuance expenses	15		22,643			22,658
Share-based compensation			1,363			1,363
Balance at Dec. 31, 2017	75		138,992	(38)	(129,409)	9,620
Accumaleted effect of implementing IFRS 15					(249)	(249)
Balance as of January 1, 2018 at Dec. 31, 2017	75		138,992	(38)	(129,658)	9,371
Loss for the period					(1,057)	(1,057)
Other comprehensive income				13		13
Total comprehensive income (loss)				13	1,057	(1,044)
Exercise of options		[1]					[1]
Share-based compensation			645			645
Balance at Dec. 31, 2018	$ 75		$ 139,637	$ (25)	$ (130,715)	$ 8,972

[1]	Represents an amount lower than $1.